Impairment Charge (Tables)	12 Months Ended
Dec. 31, 2024
Loan Loss Charges [Abstract]
Summary of Loan Loss Charges
The following items are included in the account as of the indicated dates:

	12.31.24	12.31.23	12.31.22
Expected credit loss allowance	(851,233,409)	(402,578,462)	(336,521,693)
Direct charge offs	(11,566,027)	(12,659,350)	(19,074,215)
Total	(862,799,436)	(415,237,812)	(355,595,908)